Related Party Transactions - Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($) RelatedParty	Dec. 31, 2019 ARS ($) RelatedParty
Disclosure of related party transactions [line items]
Total Amount of Credit Assistance | $	$ 1,991,604	$ 1,499,910
Number of Addressees (quantities) | RelatedParty	269	283
Average Amount of Credit Assistance | $	$ 7,404	$ 5,300
Maximum Assistance | $	$ 508,945	$ 596,026
Natural Persons [member]
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	208	229
Legal Entities [member]
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	61	54